Concentration of Credit Risk (Details)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Customer A [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	6.46%	15.70%
Customer A [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	21.83%	2.87%
Customer B [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	11.61%	7.70%
Customer B [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Supplier A [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	16.30%	20.40%
Supplier A [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	0.29%
Supplier B [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	46.00%	20.00%
Supplier B [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	38.70%	0.00%
Supplier C [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	11.20%
Supplier C [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	27.76%	11.66%
Customer C [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	20.81%	6.20%
Customer C [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	16.89%	9.61%
Customer D [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	29.52%	3.56%
Customer D [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	12.31%	0.00%